Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Fully Diluted Loss Per Share (in Dollars per share)	$ (0.0751)	$ (0.0245)	$ (0.003)	$ (2.005)